  [EATON VANCE
      LOGO]


                                                             [STATUE OF LIBERTY]



                SEMIANNUAL REPORT JUNE 30, 2000



                              EATON VANCE
                               GOVERNMENT
[THE WHITE HOUSE]              OBLIGATIONS
                                  FUND



                                           [75th ANNIVERSARY LOGO]



                    [FLAG]

--------------------------------------------------------------------------
EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF JUNE 30, 2000
--------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------
                    INVESTMENT ENVIRONMENT
                    ----------------------
                    THE ECONOMY
                    - The U.S. expansion continued in the first half
                      of 2000, although amid signs of moderation, as
[PHOTO]               leading economic indicators signalled slower demand.
Susan Schiff          Gross domestic product rose 5.4% in the second
Portfolio Manager     quarter of 2000, a solid performance, but below the
                      fast pace set in the fourth quarter of 1999.

- Consistent with its aggressive anti-inflation stance, the Federal Reserve raised the Federal Funds rate in May, the sixth such increase in a year. However, while rates rose significantly for short-maturity bonds, rates in the intermediate range remained fairly stable and actually fell at the longer end.

- As mortgage rates rose in the first half of the year, prepayment rates for generic mortgage-backed securities (MBS) slowed. With the resulting increase in duration, those bonds have become more vulnerable to the rising rate environment. Seasoned MBS, on the other hand, maintained relatively stable prepayment rates and, therefore, displayed less price sensitivity.

THE FUND
--------------------------------------------------------------------------

    Performance for the Past Six Months
- The Fund's Class A shares had a total return of 2.87% during the six months ended June 30, 2000.(1) This return resulted from a decrease in net asset value per share (NAV) to $9.60 on June 30, 2000 from $9.70 on December 31, 1999, and the reinvestment of $0.373 in dividends.

- The Fund's Class B shares had a total return of 2.41% during the six months ended June 30, 2000.(1) This return resulted from a decrease in NAV to $8.26 on June 30, 2000 from $8.35 on December 31, 1999, and the reinvestment of $0.288 in dividends.

- The Fund's Class C shares had a total return of 2.29% during the six months ended June 30, 2000.(1) This return resulted from a decrease in NAV to $8.26 on June 30, 2000 from $8.36 on December 31, 1999, and the reinvestment of $0.288 in dividends.

    Management Discussion
- With relatively little or no movement in short-intermediate rates, MBS modestly outperformed the Treasury market during the six-month period. The 92 funds in the Lipper Short/Intermediate Government Bond Fund Classification, the Fund's peer Classification, had an average total return of 2.74%.(2)

- The Government Obligations Portfolio retained its exposure to government agency debentures. After narrowing somewhat in 1999 from historically high levels, quality spreads -- the yield differential over similar maturity Treasuries -- widened quite significantly in the first six months of 2000. Spreads remain unusually wide by historical standards, making the agency bonds still relatively attractive investments.

- When making purchases of mortgage-backed securities, the Portfolio has increasingly favored Government National Mortgage Association (Ginnie
    Mae) mortgage securities for their high ratings quality and stricter government backing. In addition, among the Portfolio's Federal National Mortgage Association (Fannie Mae) holdings include some repackaged Ginnie Mae mortgages, which provided quality, compelling yields and exceptional value.

- Countering the robust economy was a steadily diminishing supply of long-term bonds. Amid these conflicting market factors, management maintained a neutral duration of 3.2 years at June 30, 2000, roughly at the midpoint of the Portfolio's duration range. The duration measure takes into consideration average maturity and future cash flows and is used to indicate the Portfolio's sensitivity to changes in interest rates.

------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR
OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION.
SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF
PRINCIPAL INVESTED.
------------------------------------------------------------------------------

FUND INFORMATION
AS OF JUNE 30, 2000

Performance(3)                                     Class A   Class B   Class C
------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
------------------------------------------------------------------------------
One Year                                            4.09%     3.26%     3.14%
Five Years                                          5.13      4.37      4.22
Ten Years                                           6.68       N.A.      N.A.
Life of Fund+                                       8.14      4.20      4.02
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
------------------------------------------------------------------------------
One Year                                           -0.89%    -1.56%     2.17%
Five Years                                          4.12      4.07      4.22
Ten Years                                           6.16       N.A.      N.A.
Life of Fund+                                       7.81      4.20      4.02
+Inception dates: Class A: 8/24/84; Class B: 11/1/93; Class C: 11/1/93

(1) These returns do not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for the Fund's Class B and Class C shares.

(2) The Lipper Short/Intermediate Government Bond Fund Classification includes funds that invest in securities issued or guaranteed by the U.S. Government or its agencies with maturities from 1 to 5 years. It is not possible to invest directly in an Index.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual returns for Class A reflect a 4.75% sales charge; for Class B, returns reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year; for Class C, the one-year return reflects a 1% CDSC.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Portfolio holdings will vary.

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2000
Assets
------------------------------------------------------
Investment in Government Obligations
   Portfolio, at value
   (identified cost, $323,456,613)        $314,062,737
Receivable for Fund shares sold                217,856
------------------------------------------------------
TOTAL ASSETS                              $314,280,593
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $    961,701
Dividends payable                              904,128
Payable to affiliate for service fees            4,327
Payable to affiliate for Trustees' fees          1,496
Accrued expenses                               282,898
------------------------------------------------------
TOTAL LIABILITIES                         $  2,154,550
------------------------------------------------------
NET ASSETS                                $312,126,043
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $388,437,818
Accumulated net realized loss from
   Portfolio
   (computed on the basis of
   identified cost)                        (65,793,432)
Accumulated distributions in excess of
   net investment income                    (1,124,467)
Net unrealized depreciation from
   Portfolio
   (computed on the basis of
   identified cost)                         (9,393,876)
------------------------------------------------------
TOTAL                                     $312,126,043
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $182,363,579
SHARES OUTSTANDING                          18,997,664
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       9.60
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 95.25 of $9.60)       $      10.08
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $102,339,202
SHARES OUTSTANDING                          12,383,026
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 7)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       8.26
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $ 27,423,262
SHARES OUTSTANDING                           3,318,367
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 7)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       8.26
------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2000
Investment Income
-----------------------------------------------------
Interest allocated from Portfolio         $13,512,787
Security lending income allocated
   from Portfolio                             634,127
Expenses allocated from Portfolio          (1,354,010)
-----------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $12,792,904
-----------------------------------------------------

Expenses
-----------------------------------------------------
Trustees fees and expenses                $     2,222
Distribution and service fees
   Class A                                    103,189
   Class B                                    454,136
   Class C                                    139,560
Transfer and dividend disbursing
   agent fees                                 170,141
Printing and postage                           29,635
Registration fees                              27,185
Custodian fee                                  16,479
Legal and accounting services                   8,184
Miscellaneous                                  23,359
-----------------------------------------------------
TOTAL EXPENSES                            $   974,090
-----------------------------------------------------

NET INVESTMENT INCOME                     $11,818,814
-----------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(2,610,726)
   Financial futures contracts                499,634
-----------------------------------------------------
NET REALIZED LOSS                         $(2,111,092)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $   264,176
   Financial futures contracts             (1,638,222)
-----------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $(1,374,046)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(3,485,138)
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 8,333,676
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2000     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 1999
-----------------------------------------------------------------------------
From operations --
   Net investment income                       $11,818,814        $27,587,946
   Net realized loss                            (2,111,092)       (11,191,123)
   Net change in unrealized
      appreciation (depreciation)               (1,374,046)       (15,566,780)
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                              $8,333,676           $830,043
-----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                  $(7,129,926)      $(16,879,457)
      Class B                                   (3,732,193)        (8,336,774)
      Class C                                     (948,748)        (2,183,160)
   In excess of net investment income
      Class A                                      (54,333)                --
      Class C                                      (22,991)                --
   Return of capital
      Class A                                           --           (296,539)
      Class B                                           --           (191,103)
      Class C                                           --            (50,103)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS           $(11,888,191)      $(27,937,136)
-----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                   $9,498,476        $54,672,404
      Class B                                    6,525,309         29,129,217
      Class C                                    5,520,924         11,327,693
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                    2,985,527          7,817,802
      Class B                                    1,400,838          3,536,778
      Class C                                      478,215          1,371,336
   Cost of shares redeemed
      Class A                                  (23,236,547)      (103,010,118)
      Class B                                  (21,325,111)       (38,992,175)
      Class C                                   (9,074,899)       (14,297,440)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                         $(27,227,268)      $(48,444,503)
-----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                    $(30,781,783)      $(75,551,596)
-----------------------------------------------------------------------------

                                          SIX MONTHS ENDED
                                          JUNE 30, 2000     YEAR ENDED
NET ASSETS                                (UNAUDITED)       DECEMBER 31, 1999
-----------------------------------------------------------------------------
At beginning of period                        $342,907,826       $418,459,422
-----------------------------------------------------------------------------
AT END OF PERIOD                              $312,126,043       $342,907,826
-----------------------------------------------------------------------------

Accumulated distributions in
excess of net investment
income included in net assets
-----------------------------------------------------------------------------
AT END OF PERIOD                               $(1,124,467)       $(1,055,090)
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                    CLASS A
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2000       --------------------------------------------------------
                                  (UNAUDITED)(1)      1999(1)     1998(1)       1997        1996        1995
--------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $  9.700        $10.400     $10.620     $10.680     $11.020     $ 10.420
--------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.368        $0.745      $0.783      $0.799      $0.810      $  0.807
Net realized and unrealized
   gain (loss)                          (0.098)       (0.689)     (0.215)     (0.051)     (0.340)        0.603
--------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $  0.270        $0.056      $0.568      $0.748      $0.470      $  1.410
--------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.368)       $(0.743 )   $(0.781 )   $(0.801 )   $(0.810 )   $ (0.810)
In excess of net investment
   income                               (0.002)          --          --          --          --             --
From tax return of capital                  --        (0.013)     (0.007)     (0.007)        --             --
--------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.370)       $(0.756 )   $(0.788 )   $(0.808 )   $(0.810 )   $ (0.810)
--------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  9.600        $9.700      $10.400     $10.620     $10.680     $ 11.020
--------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                           2.87%        0.56%       5.56%       7.26%       4.52%         13.97%
--------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $182,364        $195,162    $251,727    $276,781    $302,963    $359,738
Ratios (As a percentage of
   average daily net assets):
   Operating expenses(3)                  1.12%(4)     1.23%       1.25%       1.24%       1.16%          1.16%
   Interest expense                       0.01%(4)     0.02%       0.07%         --          --             --
   Net investment income                  7.70%(4)     7.43%       7.46%       7.57%       7.59%          7.53%
Portfolio Turnover of the
   Portfolio                                 4%          18%         48%         20%         11%            19%
--------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized
      Certain prior year ratios have been restated to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS B
                                  --------------------------------------------
                                  SIX MONTHS ENDED    YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2000       ------------------------
                                  (UNAUDITED)(1)       1999(1)       1998(1)
------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $  8.350         $  8.950      $  9.140
------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------
Net investment income                 $  0.287         $  0.576      $  0.602
Net realized and unrealized
   loss                                 (0.091)          (0.594)       (0.182)
------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  0.196         $ (0.018)     $  0.420
------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------
From net investment income            $ (0.286)        $ (0.569)     $ (0.603)
From tax return of capital                  --           (0.013)       (0.007)
------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.286)        $ (0.582)     $ (0.610)
------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  8.260         $  8.350      $  8.950
------------------------------------------------------------------------------

TOTAL RETURN(2)                           2.41%           (0.20)%        4.76%
------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $102,339         $116,913      $132,013
Ratios (As a percentage of
   average daily net assets):
   Operating expenses(3)                  1.85%(4)         1.98%         2.00%
   Interest expense                       0.01%(4)         0.02%         0.07%
   Net investment income                  6.98%(4)         6.68%         6.66%
Portfolio Turnover of the
   Portfolio                                 4%              18%           48%
------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized
      Certain prior year ratios have been restated to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS C
                                  --------------------------------------------
                                  SIX MONTHS ENDED    YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2000       ------------------------
                                  (UNAUDITED)(1)       1999(1)       1998(1)
------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 8.360          $ 8.960       $ 9.130
------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------
Net investment income                  $ 0.280          $ 0.576       $ 0.607
Net realized and unrealized
   loss                                 (0.094)          (0.594)       (0.172)
------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.186          $(0.018)      $ 0.435
------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------
From net investment income             $(0.280)         $(0.569)      $(0.599)
In excess of net investment
   income                               (0.006)              --            --
From tax return of capital                  --           (0.013)       (0.006)
------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.286)         $(0.582)      $(0.605)
------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 8.260          $ 8.360       $ 8.960
------------------------------------------------------------------------------

TOTAL RETURN(2)                           2.29%           (0.20)%        4.92%
------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $27,423          $30,833       $34,719
Ratios (As a percentage of
   average daily net assets):
   Operating expenses(3)                  2.01%(4)         1.98%         2.00%
   Interest expense                       0.01%(4)         0.02%         0.07%
   Net investment income                  6.80%(4)         6.67%         6.71%
Portfolio Turnover of the
   Portfolio                                 4%              18%           48%
------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized
      Certain prior year ratios have been restated to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Government Obligations Fund (the Fund) is a diversified entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is a series of Eaton Vance Mutual Funds Trust. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase.
   Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sale charge (see Note 7). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Government Obligations Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2000). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1999, the Fund, for federal income tax purposes, had a capital loss carryover of $61,586,366 which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryovers will expire on December 31, 2000 ($5,952,987), December 31, 2001 ($70,869), December 31,
   2002 ($17,954,518), December 31, 2003 ($2,688,390), December 31, 2004
   ($10,207,058), December 31, 2005 ($4,786,337), December 31, 2006 ($3,525,680)
   and December 31, 2007 ($16,400,527). At December 31, 1999, net capital losses of $2,090,740 attributable to security transactions incurred after October 31, 1999, are treated as arising on the first day of the Fund's current taxable year.

 D Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Interim Financial Statements -- The interim financial statements relating to
   June 30, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over-distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gain on investments. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              JUNE 30, 2000     YEAR ENDED
    CLASS A                                   (UNAUDITED)       DECEMBER 31, 1999
    -----------------------------------------------------------------------------
    Sales                                              988,216          5,429,779
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       311,037            779,309
    Redemptions                                     (2,417,258)       (10,290,836)
    -----------------------------------------------------------------------------
    NET DECREASE                                    (1,118,005)        (4,081,748)
    -----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2000     YEAR ENDED
    CLASS B                                   (UNAUDITED)       DECEMBER 31, 1999
    -----------------------------------------------------------------------------
    Sales                                              790,501          3,376,989
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       169,545            409,850
    Redemptions                                     (2,579,076)        (4,535,401)
    -----------------------------------------------------------------------------
    NET DECREASE                                    (1,619,030)          (748,562)
    -----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2000     YEAR ENDED
    CLASS C                                   (UNAUDITED)       DECEMBER 31, 1999
    -----------------------------------------------------------------------------
    Sales                                              667,719          1,324,515
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        57,828            158,824
    Redemptions                                     (1,097,381)        (1,669,751)
    -----------------------------------------------------------------------------
    NET DECREASE                                      (371,834)          (186,412)
    -----------------------------------------------------------------------------

4 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 2000, aggregated $21,776,149 and $62,221,106, respectively.

5 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 3 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Certain officers and Trustees of the Fund and Portfolio are officers of the above organizations. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $3,452 as its portion of the sales charge on sales of Class A for the six months ended June 30, 2000.

6 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 7) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $401,931 and $104,670 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended June 30, 2000, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   June 30, 2000, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $4,104,000 and $11,417,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. The Trustees initially implemented the Plans by authorizing the Fund to make quarterly payments of service fees to EVD and investment dealers in amounts equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. On October 4, 1999, the Trustees approved service fee payments equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares for any fiscal year on shares of the Fund sold on or after October 12, 1999. The Class C Plan permits the Fund to make monthly payments of service fees in amounts not expected to exceed 0.25% of the Fund's average daily net assets attributable to Class C shares for any fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distributions fees payable by the Fund to EVD and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended June 30, 2000 amounted to $103,189, $52,205 and $34,890 for Class A, Class B, and Class C shares, respectively.

7 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the first and second year of redemption after purchase, declining one percentage point in each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plans (see
   Note 6). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $215,000 and $7,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively for the six months ended June 30, 2000.

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

U.S. GOVERNMENT AGENCY DEBENTURES -- 23.2%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
6.45%, 4/29/09                                $ 2,000      $  1,863,740
Federal Home Loan Mortgage Corp.,
6.625%, 9/15/09(1)                             69,000        66,638,820
Federal National Mortgage Assn.,
6.25%, 5/15/29                                  5,000         4,496,100
-----------------------------------------------------------------------
Total U.S. Government Agency Debentures
   (identified cost, $75,002,800)                          $ 72,998,660
-----------------------------------------------------------------------

MORTGAGE PASS-THROUGHS -- 89.6%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
   5.00%, with various maturities to
   2003                                       $    83      $     81,478
   5.25%, with various maturities to
   2005                                            43            41,734
   5.50%, with various maturities to
   2011                                           161           156,458
   6.00%, with various maturities to
   2022                                           718           703,877
   6.25%, with various maturities to
   2013                                           185           181,977
   6.50%, with various maturities to
   2022                                         8,337         8,169,892
   6.75%, with various maturities to
   2008                                           185           183,070
   7.00%, with various maturities to
   2019                                         4,075         4,043,387
   7.25%, with maturity at 2003                   335           334,973
   7.50%, with various maturities to
   2020                                         7,007         7,019,420
   7.75%, with various maturities to
   2018                                         1,416         1,416,024
   8.00%, with various maturities to
   2026                                        31,488        31,806,839
   8.15%, with maturity at 2019                 1,000         1,007,939
   8.25%, with various maturities to
   2017                                        10,869        11,023,151
   8.50%, with various maturities to
   2018                                        13,582        13,878,539
   8.75%, with various maturities to
   2016                                         8,218         8,395,905
   9.00%, with various maturities to
   2020                                        12,733        13,081,244
   9.25%, with various maturities to
   2010                                         3,877         4,017,718
   9.50%, with various maturities to
   2016                                         4,830         5,031,211
   9.75%, with maturity at 2011                   566           585,808
   10.00%, with various maturities to
   2017                                            96           101,468
   11.00%, with various maturities to
   2019                                         3,573         3,856,122
   11.50%, with maturity at 2015                  337           368,657
   12.00%, with various maturities to
   2019                                         1,057         1,169,090
   12.25%, with various maturities to
   2019                                         1,098         1,218,686
   12.50%, with various maturities to
   2019                                         7,724         8,647,550
   12.75%, with various maturities to
   2015                                           403           450,896
   13.00%, with various maturities to
   2019                                         2,302         2,615,098
   13.25%, with various maturities to
   2019                                           184           210,054
   13.50%, with various maturities to
   2015                                         1,999         2,257,947
                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
   14.00%, with various maturities to
   2016                                       $   961      $  1,102,878
   14.50%, with various maturities to
   2014                                           122           140,231
   14.75%, with maturity at 2010                  342           391,602
   15.00%, with various maturities to
   2013                                           447           524,424
   15.25%, with maturity at 2012                   38            44,725
   15.50%, with various maturities to
   2012                                            51            59,237
   16.00%, with maturity at 2012                   53            63,103
   16.25%, with various maturities to
   2012                                           101           120,939
-----------------------------------------------------------------------
                                                           $134,503,351
-----------------------------------------------------------------------
Federal National Mortgage Assn.:
   0.25%, with maturity at 2014                    41            33,035
   3.50%, with maturity at 2007                    40            37,281
   5.00%, with various maturities to
   2017                                           139           130,875
   5.25%, with maturity at 2006                    87            82,741
   5.50%, with various maturities to
   2006                                            70            67,981
   5.75%, with maturity at 2003                    10            10,387
   6.00%, with various maturities to
   2010                                           576           557,008
   6.25%, with various maturities to
   2007                                           135           133,749
   6.50%, with various maturities to
   2017                                           356           348,307
   6.75%, with various maturities to
   2007                                           168           167,110
   7.00%, with various maturities to
   2018                                         1,264         1,252,771
   7.25%, with various maturities to
   2017                                         1,630         1,623,608
   7.50%, with various maturities to
   2020                                         5,054         5,062,984
   7.75%, with various maturities to
   2008                                           530           532,119
   8.00%, with various maturities to
   2022                                        25,615        25,875,979
   8.25%, with various maturities to
   2025                                        10,440        10,608,101
   8.50%, with various maturities to
   2020                                         8,391         8,571,290
   8.75%, with various maturities to
   2017                                           601           615,851
   9.00%, with various maturities to
   2022                                        16,571        17,186,651
   9.25%, with various maturities to
   2016                                         1,938         2,016,617
   9.50%, with various maturities to
   2016                                         3,735         3,916,674
   9.75%, with maturity at 2019                   215           227,738
   10.00%, with maturity at 2025                2,968         3,173,098
   11.00%, with various maturities to
   2020                                         1,721         1,871,783
   11.50%, with various maturities to
   2016                                         2,345         2,577,046
   11.75%, with various maturities to
   2017                                         1,535         1,695,856
   12.00%, with various maturities to
   2020                                         8,007         8,907,718
   12.25%, with various maturities to
   2015                                         1,344         1,499,043
   12.50%, with various maturities to
   2021                                         5,538         6,191,756
   12.75%, with various maturities to
   2014                                           715           798,059
   13.00%, with various maturities to
   2027                                         6,259         7,043,117
   13.25%, with various maturities to
   2015                                           965         1,097,330
   13.50%, with various maturities to
   2015                                         3,367         3,865,411
   13.75%, with various maturities to
   2014                                            75            86,314
   14.00%, with various maturities to
   2014                                           181           210,093
   14.25%, with maturity at 2014                   34            40,020

                       SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
   14.50%, with various maturities to
   2014                                       $   105      $    122,189
   14.75%, with maturity at 2012                2,039         2,389,642
   15.00%, with various maturities to
   2013                                         2,159         2,551,878
   15.50%, with maturity at 2012                  372           442,903
   15.75%, with maturity at 2011                   13            15,160
   16.00%, with maturity at 2012                  132           158,972
-----------------------------------------------------------------------
                                                           $123,796,245
-----------------------------------------------------------------------
Government National Mortgage Assn.:
   7.25%, with various maturities to
   2022                                         2,160         2,171,329
   7.50%, with maturity at 2017                   472           479,770
   8.00%, with various maturities to
   2017                                         6,142         6,218,909
   8.25%, with maturity at 2008                   215           219,251
   8.50%, with various maturities to
   2018                                         1,056         1,083,060
   9.00%, with maturity at 2011                   234           244,540
   11.50%, with maturity at 2013                  105           115,087
   12.00%, with various maturities to
   2015                                         1,631         1,817,212
   12.50%, with various maturities to
   2019                                         7,502         8,419,906
   13.00%, with various maturities to
   2014                                           539           610,411
   13.50%, with various maturities to
   2012                                           137           156,192
   14.00%, with maturity at 2015                   33            38,900
   14.50%, with various maturities to
   2014                                           115           135,231
   15.00%, with various maturities to
   2013                                           391           464,853
   16.00%, with various maturities to
   2012                                           175           211,865
-----------------------------------------------------------------------
                                                           $ 22,386,516
-----------------------------------------------------------------------
Collateralized Mortgage Obligations:
   Federal Home Loan Mortgage Corp.
   Series B Class 3 100% FHLMC PC
   Collateral, 12.50%, due 2013                    65            69,613
   Salomon Brothers Mortgage Securities
   II, Inc., Series 1984-3, Class Z,
   11.50%, due 2015                               556           569,323
-----------------------------------------------------------------------
                                                           $    638,936
-----------------------------------------------------------------------
Total Mortgage Pass-Throughs
   (identified cost $287,701,712)                          $281,325,048
-----------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 2.1%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
U.S. Treasury Bond, 7.125%, 2/15/23(2)        $ 6,000      $  6,668,460
-----------------------------------------------------------------------
Total U.S. Treasury Obligations
   (identified cost, $6,328,094)                           $  6,668,460
-----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.0%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Banque National De Paris Euro
Time-Deposit Cayman Island, 6.75%,
7/3/00                                        $ 3,200      $  3,200,000
-----------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $3,200,000)                         $  3,200,000
-----------------------------------------------------------------------
Total Investments -- 115.9%
   (identified cost $372,232,606)                          $364,192,168
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (15.9)%                  $(49,978,646)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $314,213,522
-----------------------------------------------------------------------

 (1)  A portion of this security is on loan at June 30, 2000.
 (2) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2000
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $372,232,606)        $364,192,168
Cash                                            65,824
Receivable for investments sold                930,641
Interest receivable                          4,068,557
------------------------------------------------------
TOTAL ASSETS                              $369,257,190
------------------------------------------------------

Liabilities
------------------------------------------------------
Collateral for securities loaned          $ 54,908,151
Payable for daily variation margin on
   open financial futures contracts             61,262
Payable to affiliate for Trustees' fees         11,681
Accrued expenses                                62,574
------------------------------------------------------
TOTAL LIABILITIES                         $ 55,043,668
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $314,213,522
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $323,600,305
Net unrealized depreciation (computed on
   the basis of identified cost)            (9,386,783)
------------------------------------------------------
TOTAL                                     $314,213,522
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2000
Investment Income
-----------------------------------------------------
Interest                                  $13,513,991
Security lending income                       634,127
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $14,148,118
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $ 1,207,923
Trustees fees and expenses                     16,258
Custodian fee                                  78,311
Legal and accounting services                  23,830
Interest expense                               20,575
Miscellaneous                                   7,222
-----------------------------------------------------
TOTAL EXPENSES                            $ 1,354,119
-----------------------------------------------------

NET INVESTMENT INCOME                     $12,793,999
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(2,610,882)
   Financial futures contracts                499,620
-----------------------------------------------------
NET REALIZED LOSS                         $(2,111,262)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $   264,365
   Financial futures contracts             (1,638,354)
-----------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $(1,373,989)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(3,485,251)
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 9,308,748
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2000     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 1999
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $     12,793,999  $      30,329,400
   Net realized loss                            (2,111,262)       (11,191,123)
   Net change in unrealized
      appreciation (depreciation)               (1,373,989)       (15,566,780)
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $      9,308,748  $       3,571,497
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     21,926,011  $      96,382,421
   Withdrawals                                 (62,221,185)      (175,764,765)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $    (40,295,174) $     (79,382,344)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                $    (30,986,426) $     (75,810,847)
-----------------------------------------------------------------------------
Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $    345,199,948  $     421,010,795
-----------------------------------------------------------------------------
AT END OF PERIOD                          $    314,213,522  $     345,199,948
-----------------------------------------------------------------------------

STATEMENT OF CASH FLOWS

                                          SIX MONTHS ENDED
                                          JUNE 30, 2000
INCREASE (DECREASE) IN CASH               (UNAUDITED)
----------------------------------------------------------
Cash Flows From (Used For) Operating
   Activities --
   Purchase of investments                $    (13,493,333)
   Proceeds from sales of investments
      and principal repayments                  42,463,628
   Interest received, including net
      securities lending income                 14,354,537
   Interest paid                                   (20,575)
   Operating expenses paid                      (1,350,081)
   Net increase in short-term
      investments                               (3,200,000)
   Financial futures contracts
      transactions                                 663,999
   Net repayments for securities lending         3,408,350
   Increase in unrealized gain/loss from
      futures transactions                      (1,638,354)
----------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES        $     41,188,171
----------------------------------------------------------
Cash Flows From (Used For) Financing
   Activities --
   Proceeds from capital contributions    $     21,926,011
   Payments for capital withdrawals            (62,221,185)
   Demand note payable                            (800,000)
----------------------------------------------------------
NET CASH USED FOR FINANCING ACTIVITIES    $    (41,095,174)
----------------------------------------------------------

NET DECREASE IN CASH                      $         92,997
----------------------------------------------------------

CASH AT BEGINNING OF YEAR                 $        (27,173)
----------------------------------------------------------

CASH AT END OF YEAR                       $         65,824
----------------------------------------------------------

Reconciliation of Net Increase in Net Assets
From Operations to Net Cash From
Operating Activities
----------------------------------------------------------
Net increase in net assets from
   operations                             $      9,308,748
Decrease in receivable for investments
   sold                                            278,047
Decrease in interest receivable                    248,837
Decrease in variation margin                       164,379
Increase in payable to affiliate                     4,576
Decrease in accrued expenses                       (21,113)
Increase in collateral securities loaned         3,408,350
Net decrease in investments                     27,796,347
----------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES        $     41,188,171
----------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2000       --------------------------------------------------------
                                  (UNAUDITED)           1999        1998        1997        1996        1995
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Operating expenses                     0.83%(1)       0.83%       0.82%       0.83%       0.82%        0.82%
   Interest expense                       0.01%(1)       0.02%       0.07%         --          --           --
   Net investment income                  7.95%(1)       7.79%       7.85%       7.95%       7.88%        7.82%
Portfolio Turnover                           4%            18%         48%         20%         11%          19%
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $314,214        $345,200    $421,011    $433,107    $455,523    $521,789
--------------------------------------------------------------------------------------------------------------

 (1)  Annualized.
      Certain prior year ratios have been restated to conform to current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Government Obligations Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end investment company. The Portfolio which was organized as a trust under the laws of the State of New York in 1992, seeks to achieve a high current return by investing primarily in mortgaged-backed securities (MBS) issued, backed or otherwise guaranteed by the U.S. government or its agencies or instrumentalities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Mortgage backed, pass-through securities are valued using an independent matrix pricing system applied by the adviser which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates provided by dealers. Debt securities (other than mortgage backed, pass-through securities) are normally valued at the mean between the latest available bid and asked prices for securities for which the over-the-counter market is the primary market. Debt securities may also be valued on the basis of valuations furnished by a pricing service. Options are valued at last sale price on a U.S. exchange or board of trade or, in the absence of a sale, at the mean between the last bid and asked price. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Securities for which there is no such quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Short-term obligations having remaining maturities of less than 60 days are valued at amortized cost, which approximates value.

 B Income -- Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or accretion of discount when required for federal income tax purposes.

 C Gains and Losses From Security Transactions -- For book purposes, gains or losses are not recognized until disposition. For federal tax purposes, the Portfolio has elected, under Section 1092 of the Internal Revenue Code, to utilize mixed straddle accounting for certain designated classes of activities involving options and financial futures contracts in determining recognized gains or losses. Under this method, Section 1256 positions (financial futures contracts and options on investments or financial futures contracts) and non-Section 1256 positions (bonds, etc.) are marked-to market on a daily basis resulting in the recognition of taxable gains or losses on a daily basis. Such gains or losses are categorized as short-term or long-term based on aggregation rules provided in the Code.

 D Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Trust. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Trust maintains with IBT. All significant credit balances used to reduce the Trust's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2000, $59 credit balances were used to reduce the Portfolio's custodian fee.

 F Written Options -- Upon the writing of a call or a put option, an amount equal to the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written in accordance with the Portfolio's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 G Purchased Options -- Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. For tax purposes, the Portfolio's options are generally subject to the mixed straddle rules described in Note 1C, and unrealized gains or losses are recognized on a daily basis.

 H Financial Futures Contracts -- Upon entering into a financial futures contract, the Portfolio is required to deposit an amount (initial margin) either in cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying securities, and are recorded for book purposes as unrealized gains or losses by the Portfolio.

   If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. For tax purposes, such futures contracts are generally subject to the mixed straddle rules described in Note 1C, and unrealized gains or losses are recognized on a daily basis.

 I Other -- Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are computed based on the specific identification of securities sold.

 J Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 K Interim Financial Statements -- The interim financial statements relating to
   June 30, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Purchases and Sales of Investments
-------------------------------------------
   Purchases, sales and paydowns of investments, other than short-term obligations, aggregated $13,493,333, $6,411,666 and $36,051,962, respectively.

3 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 0.0625% (0.75% per annum) of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2000, the fee was equivalent to 0.75% (annualized) of the Portfolio's average net assets for such period and amounted to $1,207,923. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2000, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

4 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowing will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2000. The average daily loan balance for the six months ended June 30, 2000 was $625,824 and the average interest rate was 6.61%.

5 Securities Lending Agreement
-------------------------------------------
   The Portfolio has established a securities lending agreement with brokers in which the Portfolio lends portfolio securities to a broker in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. Under the agreement, the Portfolio continues to earn interest on the securities loaned. Collateral received is generally cash, and the Portfolio invests the cash and receives any interest on the amount invested but it must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio offsets a portion of the interest income received and amounted to $1,617,632 for the six months ended June 30, 2000. At June 30, 2000, the value of the securities loaned and the value of the collateral amounted to approximately $55,000,000 and $54,908,000, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on the loans.

6 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2000 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $371,991,413
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,053,772
    Gross unrealized depreciation               (8,853,017)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (7,799,245)
    ------------------------------------------------------

7 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2000 is as follows:

                                      FUTURES CONTRACTS
    -------------------------------------------------------------------------------------
    EXPIRATION                                                             NET UNREALIZED
    DATE(S)        CONTRACTS                                 POSITION      DEPRECIATION
    -------------------------------------------------------------------------------------
    9/00           560 US Treasury Five Year Note Futures    Short             (1,346,345)

   At June 30, 2000, the Portfolio had sufficient cash and/or securities to cover margin requirements on any open futures contracts.

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF JUNE 30, 2000

INVESTMENT MANAGEMENT

EATON VANCE GOVERNMENT OBLIGATIONS FUND

Officers

James B. Hawkes
President and Trustee

William H. Ahern, Jr.
Vice President and
Portfolio Manager

Thomas J. Fetter
Vice President

Armin J. Lang
Vice President

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman of the Board,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

GOVERNMENT OBLIGATIONS PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Susan Schiff
Vice President and
Portfolio Manager

Mark S. Venezia
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman of the Board,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

                       THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT ADVISER OF GOVERNMENT OBLIGATIONS PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF EATON VANCE GOVERNMENT OBLIGATIONS FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC, INC.
Attention:  Eaton Vance Funds
P.O. Box 9653
Providence, RI  02904-9653
(800) 262-1122





EATON VANCE GOVERNMENT OBLIGATIONS FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109





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This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
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140-8/00                                                            GOSRC